Underwriting Information - Gross Written Premiums by Product (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross written premiums
Amount	$ 66,242	$ 39,994	$ 178,619	$ 111,348	$ 154,891	$ 120,234	$ 82,287
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Residential Earthquake
Gross written premiums
Amount	$ 35,711	$ 21,483	$ 95,005	$ 58,106	$ 81,679	$ 57,328	$ 32,662
% of GWP	53.90%	53.70%	53.20%	52.20%	52.70%	47.70%	39.70%
Specialty Homeowners
Gross written premiums
Amount	$ 8,572	$ 7,116	$ 24,994	$ 21,331	$ 27,680	$ 26,516	$ 24,389
% of GWP	12.90%	17.80%	14.00%	13.40%	17.90%	22.00%	29.60%
Commercial Earthquake
Gross written premiums
Amount	$ 7,077	$ 3,392	$ 21,929	$ 9,442	$ 20,946	$ 23,079	$ 20,580
% of GWP	10.70%	8.50%	12.30%	8.50%	13.50%	19.20%	25.00%
Commercial All Risk
Gross written premiums
Amount	$ 8,402	$ 4,856	$ 23,020	$ 14,936	$ 14,338	$ 7,321	$ 1,784
% of GWP	12.70%	12.10%	12.90%	19.10%	9.30%	6.10%	2.20%
Hawaii Hurricane
Gross written premiums
Amount	$ 3,299	$ 2,614	$ 8,048	$ 6,130	$ 8,128	$ 5,323	$ 2,872
% of GWP	5.00%	6.50%	4.50%	5.50%	5.20%	4.40%	3.50%
Flood
Gross written premiums
Amount	$ 1,450	$ 533	$ 3,494	$ 1,403	$ 2,120	$ 667
% of GWP	2.20%	1.40%	2.00%	1.30%	1.40%	0.60%
Other
Gross written premiums
Amount	$ 1,731		$ 2,129
% of GWP	2.60%		1.10%